Risk management (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest-earning assets:
Financial Assets Held For Trading	R$ 158,923	R$ 65,265	R$ 98,812
Debt instruments	140,467	43,856	74,686
Trading derivatives	18,456	21,410	24,126
Available-For-Sale Financial Assets	0	121,399	89,594
Debt instruments	0	121,399	89,594
Other Financial Assets At Fair Value Through Profit Or Loss	34,691	2,640	2,514
Debt instruments	34,691	2,640	2,514
Non-Current Assets Held For Sale	9,731	13,419	13,762
Reserves from Brazilian Central Bank	70,103	59,051	58,594
Loans and Receivables	387,758	415,515	362,539
Total	661,206	677,290	625,815
Interest-bearing liabilities:
Deposits from credit institutions	400,307	360,951	330,826
Subordinated Debts / Debt Instruments Eligible to Compose Capital	19,544	8,848	11,310
Marketable debt securities	93,372	73,491	110,920
Trading derivatives	18,726	20,310	19,912
Short positions	32,440	32,531	31,551
Total	564,389	496,130	504,519
0 to 30 days
Interest-earning assets:
Financial Assets Held For Trading	7,388	5,051	27,093
Debt instruments	5,361	654	20,762
Trading derivatives	2,027	4,398	6,331
Available-For-Sale Financial Assets	0	925	1,492
Debt instruments	0	925	1,492
Other Financial Assets At Fair Value Through Profit Or Loss	379	38	38
Debt instruments	379	38	38
Non-Current Assets Held For Sale	24	81	79
Reserves from Brazilian Central Bank	70,103	59,051	58,594
Loans and Receivables	29,234	74,887	18,151
Total	107,128	140,034	105,447
Interest-bearing liabilities:
Deposits from credit institutions	198,259	150,979	135,725
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,857	0	0
Marketable debt securities	13,395	4,445	6,234
Trading derivatives	1,104	4,618	6,046
Short positions	32,440	32,531	31,551
Total	255,055	192,573	179,556
31 to 180 days
Interest-earning assets:
Financial Assets Held For Trading	6,199	1,788	5,262
Debt instruments	5,236	899	2,390
Trading derivatives	963	889	2,872
Available-For-Sale Financial Assets	0	1,283	1,373
Debt instruments	0	1,283	1,373
Other Financial Assets At Fair Value Through Profit Or Loss	9,230	13	14
Debt instruments	9,230	13	14
Non-Current Assets Held For Sale	558	169	170
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	111,216	93,587	112,337
Total	127,203	96,840	119,156
Interest-bearing liabilities:
Deposits from credit institutions	46,926	50,936	51,098
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0	807	347
Marketable debt securities	21,343	36,855	41,431
Trading derivatives	1,370	659	1,308
Short positions	0	0	0
Total	69,639	89,257	94,184
181 to 365 days
Interest-earning assets:
Financial Assets Held For Trading	12,162	6,737	4,749
Debt instruments	8,443	5,919	2,867
Trading derivatives	3,719	818	1,882
Available-For-Sale Financial Assets	0	12,695	1,819
Debt instruments	0	12,695	1,819
Other Financial Assets At Fair Value Through Profit Or Loss	379	51	52
Debt instruments	379	51	52
Non-Current Assets Held For Sale	126	227	227
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	45,564	45,397	42,763
Total	58,231	65,107	49,610
Interest-bearing liabilities:
Deposits from credit institutions	67,142	66,571	50,024
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0	257	330
Marketable debt securities	15,290	12,904	35,390
Trading derivatives	3,257	504	1,268
Short positions	0	0	0
Total	85,689	80,236	87,012
1 to 5 years
Interest-earning assets:
Financial Assets Held For Trading	80,590	32,841	36,135
Debt instruments	71,347	19,582	27,676
Trading derivatives	9,243	13,259	8,459
Available-For-Sale Financial Assets	0	56,167	55,056
Debt instruments	0	56,167	55,056
Other Financial Assets At Fair Value Through Profit Or Loss	18,666	543	586
Debt instruments	18,666	543	586
Non-Current Assets Held For Sale	3,904	3,370	3,307
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	116,107	117,084	106,518
Total	219,267	210,005	201,602
Interest-bearing liabilities:
Deposits from credit institutions	79,161	84,274	86,535
Subordinated Debts / Debt Instruments Eligible to Compose Capital	0	7,784	10,633
Marketable debt securities	33,627	18,421	27,344
Trading derivatives	9,673	12,243	7,123
Short positions	0	0	0
Total	122,461	122,722	131,635
Above 5 years
Interest-earning assets:
Financial Assets Held For Trading	52,584	18,848	25,573
Debt instruments	50,080	16,801	20,991
Trading derivatives	2,504	2,046	4,582
Available-For-Sale Financial Assets	0	50,329	29,854
Debt instruments	0	50,329	29,854
Other Financial Assets At Fair Value Through Profit Or Loss	6,037	1,994	1,824
Debt instruments	6,037	1,994	1,824
Non-Current Assets Held For Sale	5,119	9,573	9,979
Reserves from Brazilian Central Bank	0	0	0
Loans and Receivables	85,637	84,560	82,770
Total	149,377	165,304	150,000
Interest-bearing liabilities:
Deposits from credit institutions	8,819	8,191	7,444
Subordinated Debts / Debt Instruments Eligible to Compose Capital	9,687	0	0
Marketable debt securities	9,717	866	521
Trading derivatives	3,322	2,285	4,167
Short positions	0	0	0
Total	R$ 31,545	R$ 11,342	R$ 12,132